                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co. L.L.C.
            ------------------------------------------
Address:    210 Baronne St. Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


Temporary Address:

Name:       St. Denis J. Villere & Co.
            ------------------------------------------
            c/o Cypress Asset Management
            ------------------------------------------
Address:    2929 Allen Parkway, Suite 1550
            ------------------------------------------
            Houston, TX 77019
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-774
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    LLC Member
          --------------------------------------------
Phone:    713-512-2104
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG               Houston, TX                      10/31/05
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                123
                                              -----------------------

Form 13F Information Table Value Total:      $     864,846
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            St. Denis J. Villere Co.
                                      13F
                               September 30, 2005

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1                       COLUMN 2           COLUMN 3     COLUMN 4        COLUMN 5    COLUMN 6     COLUMN 7 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                         VALUE     SHRS OR SH/ PUT/ INVESTMENT    OTHER
 ISSUER                         CLASS              CUSIP       [x$1000]   PRN AMT PRN CALL DISCRETION   MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP                   COM              784028 10 2    61,995   1,774,832 Sh         OTHER                    1,774,832
3-D SYS CORP DEL                COM NEW          88554D 20 5    48,871   2,198,442 Sh         OTHER                    2,198,442
LABONE INC NEW                  COM              50540L 10 5    46,812   1,076,134 Sh         OTHER                    1,076,134
LUMINEX CORP DEL                COM              55027E 10 2    41,079   4,091,521 Sh         OTHER                    4,091,521
LASERSCOPE                      COM              518081 10 4    38,390   1,362,300 Sh         OTHER                    1,362,300
NOBLE INTL LTD                  COM              655053 10 6    37,406   1,548,243 Sh         OTHER                    1,548,243
AMERICAN VANGUARD CORP          COM              030371 10 8    37,260   2,034,961 Sh         OTHER                    2,034,961
EPIQ SYS INC                    COM              26882D 10 9    34,257   1,569,981 Sh         OTHER                    1,569,981
PETROLEUM HELICOPTERS INC       COM NON VTG      716604 20 2    33,832   1,090,655 Sh         OTHER                    1,090,655
INTERNATIONAL RECTIFIER CORP    COM              460254 10 5    29,464     653,600 Sh         OTHER                      653,600
GARMIN LTD                      ORD              G37260 10 9    27,746     409,050 Sh         OTHER                      409,050
FIRST ST BANCORPORATION         COM              336453 10 5    23,371   1,102,941 Sh         OTHER                    1,102,941
INPUT/OUTPUT INC                COM              457652 10 5    22,376   2,803,950 Sh         OTHER                    2,803,950
COOPER COS INC                  COM NEW          216648 40 2    22,120     288,736 Sh         OTHER                      288,736
HENRY JACK & ASSOC INC          COM              426281 10 1    20,640   1,063,910 Sh         OTHER                    1,063,910
KANSAS CITY SOUTHERN            COM NEW          485170 30 2    20,496     879,266 Sh         OTHER                      879,266
GULF ISLAND FABRICATION INC     COM              402307 10 2    19,656     683,687 Sh         OTHER                      683,687
MARCUS CORP                     COM              566330 10 6    19,337     964,939 Sh         OTHER                      964,939
STEWART ENTERPRISES INC         CL A             860370 10 5    19,192   2,894,706 Sh         OTHER                    2,894,706
CABOT CORP                      COM              127055 10 1    14,348     434,650 Sh         OTHER                      434,650
LEGGETT & PLATT INC             COM              524660 10 7    14,010     693,564 Sh         OTHER                      693,564
ADVANCED MEDICAL OPTICS INC     COM              00763M 10 8    13,616     358,800 Sh         OTHER                      358,800
WELLS FARGO & CO NEW            COM              949746 10 1    13,480     230,146 Sh         OTHER                      230,146
CABELAS INC                     COM              126804 30 1    13,032     709,400 Sh         OTHER                      709,400
DELTA PETE CORP                 COM NEW          247907 20 7    10,664     512,700 Sh         OTHER                      512,700
PETROLEUM HELICOPTERS INC       COM VTG          716604 10 3     9,514     287,147 Sh         OTHER                      287,147
O CHARLEYS INC                  COM              670823 10 3     8,125     567,785 Sh         OTHER                      567,785
CAREMARK RX INC                 COM              141705 10 3     7,591     152,024 Sh         OTHER                      152,024
O REILLY AUTOMOTIVE INC         COM              686091 10 9     6,590     233,850 Sh         OTHER                      233,850
STONE ENERGY CORP               COM              861642 10 6     6,336     103,800 Sh         OTHER                      103,800
QUICKSILVER RESOURCES INC       COM              74837R 10 4     5,859     122,600 Sh         OTHER                      122,600
INTERNATIONAL SHIPHOLDING CO    PFD 6% CONV EX   460321 30 0     5,731     112,600 Sh         OTHER                      112,600
WESTAR ENERGY INC               COM              95709T 10 0     5,611     232,550 Sh         OTHER                      232,550
COAST FINL HLDGS INC            COM              190354 10 0     5,571     340,300 Sh         OTHER                      340,300
BLOCK H & R INC                 COM              093671 10 5     5,403     225,296 Sh         OTHER                      225,296
BANK OF AMERICA CORPORATION     COM              060505 10 4     5,396     128,162 Sh         OTHER                      128,162
EXXON MOBIL CORP                COM              30231G 10 2     5,338      84,010 Sh         OTHER                       84,010
JPMORGAN & CHASE & CO           COM              46625H 10 0     4,956     146,051 Sh         OTHER                      146,051
US BANCORP DEL                  COM NEW          902973 30 4     4,868     173,351 Sh         OTHER                      173,351
TIDEWATER INC                   COM              886423 10 2     4,083      83,900 Sh         OTHER                       83,900
WHITNEY HLDG CORP               COM              966612 10 3     3,936     145,546 Sh         OTHER                      145,546
BROOKE CORP                     COM              112502 10 9     3,819     272,800 Sh         OTHER                      272,800

                            St. Denis J. Villere Co.
                                      13F
                               September 30, 2005


YELLOW ROADWAY CORP             COM              985577 10 5     3,769      91,000 Sh         OTHER                       91,000
HYDRIL                          COM              448774 10 9     3,624      52,800 Sh         OTHER                       52,800
CHEMTURA CORP                   COM              163893 10 0     3,285     264,500 Sh         OTHER                      264,500
DST SYS INC DEL                 COM              233326 10 7     3,134      57,150 Sh         OTHER                       57,150
CAL MAINE FOODS INC             COM NEW          128030 20 2     2,885     457,906 Sh         OTHER                      457,906
SCHLUMBERGER LTD                COM              806857 10 8     2,502      29,654 Sh         OTHER                       29,654
CERNER CORP                     COM              156782 10 4     2,478      28,500 Sh         OTHER                       28,500
SOUTHWESTERN ENERGY CO          COM              845467 10 9     2,400      32,700 Sh         OTHER                       32,700
HANCOCK HLDG CO                 COM              410120 10 9     2,329      68,224 Sh         OTHER                       68,224
SCOTTS MIRACLE GRO CO           CL A             810186 10 6     2,286      26,000 Sh         OTHER                       26,000
VITRAN INC                      COM              92850E 10 7     2,232     137,600 Sh         OTHER                      137,600
GENERAL CABLE CORP DEL NEW      COM              369300 10 8     2,141     127,400 Sh         OTHER                      127,400
GENERAL ELEC CO                 COM              369604 10 3     1,973      58,599 Sh         OTHER                       58,599
ST  PAUL TRAVELERS INC          COM              792860 10 8     1,969      43,885 Sh         OTHER                       43,885
KEYCORP NEW                     COM              493267 10 8     1,729      53,600 Sh         OTHER                       53,600
PFIZER INC                      COM              717081 10 3     1,708      68,410 Sh         OTHER                       68,410
AMSOUTH BANCORPORATION          COM              032165 10 2     1,615      63,933 Sh         OTHER                       63,933
CITIGROUP INC                   COM              172967 10 1     1,567      34,425 Sh         OTHER                       34,425
MARSH  & MCLENNAN COS INC       COM              571748 10 2     1,559      51,300 Sh         OTHER                       51,300
IRWIN FINL CORP                 COM              464119 10 6     1,444      70,800 Sh         OTHER                       70,800
SOUTHWEST BANCORP INC OKLA      COM              844767 10 3     1,386      63,100 Sh         OTHER                       63,100
BIO RAD LABS INC                CL A             090572 20 7     1,386      25,200 Sh         OTHER                       25,200
CISCO SYS INC                   COM              17275R 10 2     1,306      72,876 Sh         OTHER                       72,876
BP PLC                          SPONSORED ADR    055622 10 4     1,282      18,088 Sh         OTHER                       18,088
OFFSHORE LOGISTICS INC          COM              676255 10 2     1,247      33,700 Sh         OTHER                       33,700
AMEDISYS INC                    COM              023436 10 8     1,197      30,700 Sh         OTHER                       30,700
DISNEY WALT CO                  COM DISNEY       254687 10 6     1,077      44,650 Sh         OTHER                       44,650
MERGE TECHNOLOGIES INC          COM              589981 10 9     1,042      61,000 Sh         OTHER                       61,000
BELLSOUTH CORP                  COM              079860 10 2     1,026      38,995 Sh         OTHER                       38,995
NIC INC                         COM              62914B 10 0       963     147,000 Sh         OTHER                      147,000
MCDONALDS CORP                  COM              580135 10 1       931      27,800 Sh         OTHER                       27,800
JOHNSON & JOHNSON               COM              478160 10 4       598      14,185 Sh         OTHER                       14,185
PROCTER & GAMBLE CO             COM              742718 10 9       875      14,720 Sh         OTHER                       14,720
GOLDMAN SACHS GROUP INC         COM              38141G 10 4       851       7,000 Sh         OTHER                        7,000
VIACOM INC                      CL B             925524 30 8       831      25,171 Sh         OTHER                       25,171
BRISTOL MYERS SQUIBB CO         COM              110122 10 8       796      33,068 Sh         OTHER                       33,068
CHEVRON CORP NEW                COM              166764 10 0       792      12,232 Sh         OTHER                       12,232
AFLAC INC                       COM              001055 10 2       781      17,245 Sh         OTHER                       17,245
AMERICAN INTL GROUP INC         COM              026874 10 7       779      12,568 Sh         OTHER                       12,568
SECURITY BANK CORP              COM              814047 10 6       697      28,000 Sh         OTHER                       28,000
ALLSTATE CORP                   COM              020002 10 1       663      12,000 Sh         OTHER                       12,000
RF MONOLITHICS INC              COM              74955F 10 6       659     108,100 Sh         OTHER                      108,100
GRAINGER W W INC                COM              384802 10 4       629      10,000 Sh         OTHER                       10,000
HOME DEPOT INC                  COM              437076 10 2       629      16,482 Sh         OTHER                       16,482
PEOPLES FINL CORP MISS          COM              71103B 10 2       625      35,200 Sh         OTHER                       35,200
DEVELOPERS DIVERSIFIED RLTY     COM              251591 10 3       607      13,000 Sh         OTHER                       13,000

                            St. Denis J. Villere Co.
                                      13F
                               September 30, 2005



COLGATE PALMOLIVE CO            COM              194162 10 3       590      11,185 Sh         OTHER                       11,185
PNC FINL SVCS GROUP INC         COM              693475 10 5       551       9,500 Sh         OTHER                        9,500
KIMBERLY CLARK CORP             COM              494368 10 3       518       8,700 Sh         OTHER                        8,700
REGIONS FINANCIAL CORP NEW      COM              7591EP 10 0       483      15,533 Sh         OTHER                       15,533
MORGAN STANLEY                  COM NEW          617446 44 8       479       8,882 Sh         OTHER                        8,882
WAL MART STORES INC             COM              931142 10 3       471      10,740 Sh         OTHER                       10,740
WACHOVIA CORP 2ND NEW           COM              929903 10 2       469       9,858 Sh         OTHER                        9,858
CENTRAL GARDEN & PET CO         COM              153527 10 6       462      10,200 Sh         OTHER                       10,200
PEPSICO INC                     COM              713448 10 8       456       8,045 Sh         OTHER                        8,045
FIRST DATA CORP                 COM              319963 10 4       430      10,748 Sh         OTHER                       10,748
TOREADOR RES CORP               COM              891050 10 6       428      12,100 Sh         OTHER                       12,100
FEDERAL NATL MTG ASSN           COM              313586 10 9       415       9,250 Sh         OTHER                        9,250
HIBERNIA CORP                   CL A             428656 10 2       405      13,494 Sh         OTHER                       13,494
TENET HEALTHCARE CORP           COM              88033G 10 0       391      34,800 Sh         OTHER                       34,800
MEDTRONIC INC                   COM              585055 10 6       370       6,900 Sh         OTHER                        6,900
MICROSOFT CORP                  COM              594918 10 4       367      14,262 Sh         OTHER                       14,262
MERCK & CO INC                  COM              589331 10 7       361      13,255 Sh         OTHER                       13,255
TUPPERWARE CORP                 COM              899896 10 4       344      15,100 Sh         OTHER                       15,100
ALTRIA GROUP INC                COM              02209S 10 3       337       4,577 Sh         OTHER                        4,577
SIGNATURE BK NEW YORK NY        COM              82669G 10 4       327      12,100 Sh         OTHER                       12,100
VERIZON COMMUNICATIONS          COM              92343V 10 4       320       9,783 Sh         OTHER                        9,783
BURLINGTON RES INC              COM              122014 10 3       290       3,566 Sh         OTHER                        3,566
NEWPARK RES INC                 COM PAR $.01NEW  651718 50 4       275      32,700 Sh         OTHER                       32,700
ROYAL DUTCH SHELL PLC           SPONS ADR A      780259 20 6       274       4,176 Sh         OTHER                        4,176
INTERNATIONAL BUSINESS MACHS    COM              459200 10 1       273       3,402 Sh         OTHER                        3,402
LINCARE HLDGS INC               COM              532791 10 0       265       6,448 Sh         OTHER                        6,448
HEWITT ASSOCS INC               COM              42822Q 10 0       259       9,500 Sh         OTHER                        9,500
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER   494550 10 6       251       4,750 Sh         OTHER                        4,750
PPG INDS INC                    COM              693506 10 7       250       4,216 Sh         OTHER                        4,216
FEDERAL REALTY INVT TR          SH BEN INT NEW   313747 20 6       244       4,000 Sh         OTHER                        4,000
ANADARKO PETE CORP              COM              032511 10 7       240       2,504 Sh         OTHER                        2,504
BAXTER INTL INC                 COM              071813 10 9       239       6,000 Sh         OTHER                        6,000
SHORE BANCSHARES INC            COM              825107 10 5       229       7,125 Sh         OTHER                        7,125
LOWES COS INC                   COM              548661 10 7       221       3,435 Sh         OTHER                        3,435
SONIC INNOVATIONS INC           COM              83545M 10 9       101      22,725 Sh         OTHER                       22,725

                                                               864,846